Other payables and accrued expenses (Summary Other Payables and Accrued Expenses) (Details) (ILS) ₪ in Thousands, $ in Thousands	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 ILS (₪)
Disclosure of offsetting of financial liabilities [line items]
Customer advances	₪ 1,702	$ 484		₪ 1,861
Current Accrued Expenses	8,812	2,503		9,039
Other payables	1,322	376		316
Total other payables and accrued expenses	₪ 11,836	$ 3,363	[1]	₪ 11,216

[1]	Convenience Translation into US Dollars.